STOCK-BASED COMPENSATION - Stock options exercisable (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) Options Y shares	Dec. 31, 2022 USD ($) Options Y	Dec. 31, 2023 Options $ / shares shares	Dec. 31, 2022 Options $ / shares shares	Dec. 31, 2021 Options $ / shares
Range of exercise prices and number and weighted average remaining contractual life of stock options
Number of common shares available for grant | shares			371,691	1,257,533
Employee stock options
Range of exercise prices and number and weighted average remaining contractual life of stock options
Number of stock options outstanding | Options			4,646,412	4,976,636	4,482,941
Weighted average exercise price of outstanding stock options			$ 77.54	$ 75.04	$ 74.43
Number of exercisable stock options | Options			2,950,555	2,706,334
Weighted average exercise price of exercisable stock options			$ 80.18	$ 73.76
Common stock reserved for future issuance | shares			4,646,412
Number of common shares available for grant | shares			3,019,367
Significant assumptions used to estimate the fair value of stock options
Risk-free interest rate	4.26%	1.65%
Expected life of stock options (in years) | Y	2.5	2.4
Expected volatility of Agnico Eagle's share price	36.00%	30.00%
Expected dividend yield	3.60%	2.90%
Total compensation expense recorded in the general and administrative | $	$ 12.1	$ 15.8
Granted during the year | Options	873,950	1,643,801
Percentage of stock options vested within 30 days of grant date	25.00%
Vesting period	3 years
Employee stock options | Subsequent events
Significant assumptions used to estimate the fair value of stock options
Granted during the year | Options	1,021,400
Number of stock options vested within 30 days of grant date | shares	255,350
Vesting period	3 years
Employee stock options | Exercise Price Range 55.10 To 67.19
Range of exercise prices and number and weighted average remaining contractual life of stock options
Number of stock options outstanding | Options			1,323,290
Weighted average remaining contractual life of outstanding share options	2 years 11 months 15 days
Weighted average exercise price of outstanding stock options			$ 66.96
Number of exercisable stock options | Options			594,093
Weighted average remaining contractual life of exercisable stock options	2 years 10 months 20 days
Weighted average exercise price of exercisable stock options			$ 66.68
Employee stock options | Exercise Price Range 70.36 To 89.59
Range of exercise prices and number and weighted average remaining contractual life of stock options
Number of stock options outstanding | Options			3,323,122
Weighted average remaining contractual life of outstanding share options	2 years 1 month 28 days
Weighted average exercise price of outstanding stock options			$ 81.75
Number of exercisable stock options | Options			2,356,462
Weighted average remaining contractual life of exercisable stock options	1 year 8 months 12 days
Weighted average exercise price of exercisable stock options			$ 83.58
Employee stock options | C$55.10 - C$89.59
Range of exercise prices and number and weighted average remaining contractual life of stock options
Number of stock options outstanding | Options			4,646,412
Weighted average remaining contractual life of outstanding share options	2 years 4 months 20 days
Weighted average exercise price of outstanding stock options			$ 77.54
Number of exercisable stock options | Options			2,950,555
Weighted average remaining contractual life of exercisable stock options	1 year 11 months 8 days
Weighted average exercise price of exercisable stock options			$ 80.18
Employee stock options | Minimum | Exercise Price Range 55.10 To 67.19
Range of exercise prices and number and weighted average remaining contractual life of stock options
Range of exercise prices			55.10
Employee stock options | Minimum | Exercise Price Range 70.36 To 89.59
Range of exercise prices and number and weighted average remaining contractual life of stock options
Range of exercise prices			70.36
Employee stock options | Minimum | C$55.10 - C$89.59
Range of exercise prices and number and weighted average remaining contractual life of stock options
Range of exercise prices			55.10
Employee stock options | Maximum | Exercise Price Range 55.10 To 67.19
Range of exercise prices and number and weighted average remaining contractual life of stock options
Range of exercise prices			67.19
Employee stock options | Maximum | Exercise Price Range 70.36 To 89.59
Range of exercise prices and number and weighted average remaining contractual life of stock options
Range of exercise prices			89.59
Employee stock options | Maximum | C$55.10 - C$89.59
Range of exercise prices and number and weighted average remaining contractual life of stock options
Range of exercise prices			$ 89.59